Disclosure of Detailed Information About Investment Property (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	$ 543
Investment property at end of period	637	$ 543
Cost [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	990	1,004
Additions	20	7
Adjustments to project costs	0	(3)
Disposals, investment property	(3)	(24)
Transfers from property and equipment	129	2
Exchange difference	(6)	4
Investment property at end of period	1,130	990
Accumulated amortization [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	(447)	(417)
Disposals, investment property	3	24
Exchange difference	3	(2)
Depreciation	(52)	(52)
Investment property at end of period	$ (493)	$ (447)